Preferred Shares - Accounting of Preferred Shares (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥) shares
Temporary Equity [Line Items]
Number of shares held by shareholder who made full payment of purchase consideration | shares	1
Temporary Equity Conversion Ratio	1
Series A convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	¥ 0.5
Series B convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	0.5
Series C convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	0.8
Series D convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	6.1
Series D1 Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Issuance costs	2.2
Series E convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	35.0
Series F convertible redeemable preferred stock
Temporary Equity [Line Items]
Issuance costs	¥ 27.0